SCHEDULE OF INVESTMENT IN JOINT VENTURE (Details) - Joint ventures [member]	12 Months Ended
Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Investment	$ 22,500,000
Unrecognized gain on contribution of intellectual property	(19,912,500)
Share of loss in joint venture	(1,142,249)
Investment balance	$ 1,445,251